INCOME TAX (Details) - Schedule of components of income tax expense (Recovery) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Current tax
Current tax expense in respect of the current year
Deferred tax
Deferred tax expense (recovery) in the current year				[1]
Total income tax expense recognized in the current year			[2]

[1]	See Note 3. for information on the restatement adjustment as of December 31, 2020 and on the reclassification adjustment as of December 31, 2019.
[2]	Following the SEC statement in April 2021, the Company determined that the private warrants should be classified as a liability. Refer to Note 3. for more information and the impact on the Company’s financial statements.